Investment Objectives and Goals	Sep. 30, 2024
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Virtus Newfleet Multi-Sector Short Term Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet Multi-Sector Short Term Bond Fund
Virtus Newfleet Core Plus Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet Core Plus Bond Fund
Virtus Newfleet Low Duration Core Plus Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet Low Duration Core Plus Bond Fund